UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2006.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     May 3, 2006



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       73
Form 13F Information Table Value Total:	      483,766,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Home Depot                      437076102      22,458   530,913   Sole   None
Fortune Brands                  349631101      20,515   254,432   Sole   None
Berkshire Hathaway      B       084670207      20,494     6,804   Sole   None
ConocoPhillips                  20825C104      20,205   319,947   Sole   None
Intuit                          461202103      18,165   341,520   Sole   None
PepsiCo, Inc.                   713448108      17,645   305,331   Sole   None
Walgreen Company                931422109      16,143   374,288   Sole   None
Johnson & Johnson               478160104      15,716   265,388   Sole   None
United Technologies             913017109      14,643   252,591   Sole   None
Ace Ltd.                        004644100      13,724   263,880   Sole   None
Yum Brands Inc.                 895953107      13,572   277,775   Sole   None
Devon Energy Corp               25179M103      13,429   219,534   Sole   None
American Standard               029712106      13,416   313,009   Sole   None
Idexx Laboratories, Inc.	45168D104      12,989	150,402	  Sole   None
Microsoft Corp.                 594918104      11,936   438,668   Sole   None
Medtronic Inc.                  585055106      11,927   235,010   Sole   None
General Electric                369604103      11,195   321,883   Sole   None
Alliant Techsystems Inc.        018804104      10,645   137,940   Sole   None
Triad Hospitals                 89579K109      10,620   253,458   Sole   None
AutoZone			053332102      10,336	103,678   Sole   None
Affiliated Computer Services	008190100      10,271	172,161	  Sole   None
Total SA ADR                    89151E109       9,644    73,208   Sole   None
Danaher Corp			235851102	9,316	146,589	  Sole   None
Dover Corp			260003108	9,054   186,452	  Sole	 None
Illinois Tool Works		452308109	9,044    93,902   Sole   None
Costco Wholesale Corp.          22160K105       8,861   163,612   Sole   None
Health Mgmt Assoc               421933102       8,586   398,035   Sole   None
Teva Pharmaceutical Inds	881624209	8,527   207,070   Sole	 None
Newfield Expl Co		651290108	8,455	201,793   Sole   None
Wells Fargo & Co.               949746101       8,407   131,630   Sole   None
Wal-Mart Stores Inc		931142103	8,304   175,775   Sole	 None
Bj Services Co			055482103	8,216   237,444   Sole	 None
Paccar Inc.			693718108	7,993   113,411   Sole   None
Sysco Corporation               871829107       7,533   235,038   Sole   None
Dell Computers			24702R101	7,115	239,070   Sole   None
Berkshire Hathaway      A       084670108       4,789        53   Sole   None
Carbo Ceramics			140781105	2,976    52,292   Sole   None
Asta Funding Inc		046220109 	2,889	 86,847   Sole   None
Coach Inc.                      189754104       2,842    82,195   Sole   None
Ball Corp                       058498106       2,676    61,054   Sole   None
Shuffle Master			825549108	2,074    58,035   Sole   None
Ceradyne, Inc.			156710105	1,916	 38,393   Sole   None
Energizer Holdings Inc.         29266R108       1,821    34,367   Sole   None
Healthways Inc.	                02649V104       1,637    32,142   Sole   None
Best Buy Inc.			086516101	1,565	 27,988   Sole	 None
Encore Acquisition Co.          29255W100       1,564    50,439   Sole   None
Cognizant Tech Solutions Crp.	192446102	1,532  	 25,750   Sole   None
Sunrise Assisted Living         86768K106       1,313    33,695   Sole   None
Pulte Homes Inc.                745867101       1,308    34,048   Sole   None
Middleby Corp.			596278101	1,295	 15,472	  Sole   None
Berry Petroleum			085789105	1,294	 18,911   Sole   None
Varian Medical Systems Inc.     92220P105       1,223    21,780   Sole   None
Pepsi Bottling Group            713409100       1,213    39,916   Sole   None
Thor Industries Inc.            885160101       1,172    21,958   Sole   None
Raven Industries		754212108	1,164	 29,756   Sole   None
United Surgical Partners Intl.	913016309	1,138    32,145   Sole   None
Panera Bread Company            69840W108       1,107    14,723   Sole   None
Meritage Corp.                  59001A102       1,103    20,070   Sole   None
Advance Auto Parts              00751Y106       1,070    25,700   Sole   None
Mohawk Industries               608190104       1,069    13,239   Sole   None
Gilead Sciences                 375558103       1,006    16,163   Sole   None
Donaldson Inc.			257651109	  984	 29,123	  Sole	 None
Bio-Reference Lab Inc.          09057G602         983    54,500   Sole   None
SFBC Intl			784121105	  968	 39,694   Sole   None
Bed Bath & Beyond		075896100	  890	 23,179   Sole   None
Apollo Group Inc.		037604105	  820    15,615   Sole   None
Resources Connection Inc.	76122q105	  804	 32,264   Sole   None
Uti Worldwide, Inc.		g87210103	  793	 25,085   Sole	 None
Willis Group Holding		G96655108	  782	 22,832   Sole   None
Fiserv Inc			337738108	  753    17,690   Sole   None
Apache Corp			037411105	  745	 11,370   Sole   None
Coventry Health Care Inc.	222862104	  727    13,470   Sole   None
Mine Safety Appliances Co.	602720104	  664	 15,818   Sole   None

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